Investments in Limited Partnerships (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Investments In Limited Partnerships [Abstract]
Number Of Investments Held In Limited Partnership	three
Number Of Investments Held In Limited Companies	one
Number Of Investments Held In Equity Method Investments	one
Minimum Percentage Of Noncontrolling Ownership Interest In Limited Partnership And Equity Method Investments	5.30%
Maximum Percentage Of Noncontrolling OwnershipInterest In Limited Partnership And Equity Method Investments	18.50%
Limited partnerships	$ 362.0	$ 339.8